Basis of Presentation and Summary of Significant Accounting Policies (Details)		1 Months Ended	12 Months Ended
	Aug. 31, 2021 item	Oct. 31, 2021 item	Dec. 31, 2021 item subsidiary segment	Dec. 31, 2020 item	Dec. 31, 2019 item
Product Information
Number of subsidiaries | subsidiary			6
Number of lines of business | segment			3
Number of salons			312	290	283
Number of VIE where the Company is the primary beneficiary			0	0
Number of salons operated			12
ZACC
Product Information
Percentage of ownership interest	100.00%	60.00%
Number of salons operated	3	3
Period of customers recognized by high level of techniques and hospitality	30 years	30 years
Directly-operated salons
Product Information
Number of salons			188	150	107
Franchise fees
Product Information
Number of salons			124	140	176